Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Consultants [Member]
Number of ordinary shares issued	240,000
Warrants to purchase common stock	150,000
Individual Investor [Member]
Warrants to purchase common stock	160,000